Commitments and Contingencies - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended
	Oct. 16, 2012	Oct. 31, 2012	Nov. 30, 2013	May 31, 2013	May 31, 2012
Commitment And Contingencies [Line Items]
Cash severance payment			$ 276,000	$ 479,000
Option immediate vesting			50,000	780,000	527,500
Severance liabilities				365,000
Stock based compensation expense				1,128,000
Asset purchase, cash paid		3,500,000
Asset Purchase Agreement Aggregate Consideration Paying Period	10 years			10 years
Progenics Pharmaceuticals, Inc
Commitment And Contingencies [Line Items]
Royalty on every net sales	5.00%			5.00%
Initial Payment
Commitment And Contingencies [Line Items]
Asset purchase, cash paid	3,500,000			3,500,000
Milestone Payments | US Phase III trial
Commitment And Contingencies [Line Items]
Asset purchase, cash paid	1,500,000			1,500,000
Milestone Payments | US new drug application approval by the FDA
Commitment And Contingencies [Line Items]
Asset purchase, cash paid	5,000,000			5,000,000
Development Milestone Payments
Commitment And Contingencies [Line Items]
Royalty on every net sales	7.50%			7.50%
Asset Purchase Agreement Aggregate Consideration Paying Period	10 years			10 years
Minimum annual license maintenance fees	150,000			150,000
Development Milestone Payments | US Phase III trial
Commitment And Contingencies [Line Items]
Asset purchase, cash paid	1,000,000			1,000,000
Development Milestone Payments | US new drug application approval by the FDA
Commitment And Contingencies [Line Items]
Asset purchase, cash paid	500,000			500,000
Development Milestone Payments | New Drug Application with the FDA
Commitment And Contingencies [Line Items]
Asset purchase, cash paid	500,000			500,000
Director
Commitment And Contingencies [Line Items]
Salary			13,890	13,890
Cash severance payment			$ 13,890	$ 13,890
Severance period			33 months	33 months
Reimbursement of health insurance period			9 months	9 months
Director | Stock Option Award Agreement dated Dec 6,2010
Commitment And Contingencies [Line Items]
Stock option award agreement			500,000	500,000
Stock Option granted			$ 1.19	$ 1.19
Director | Stock Option Award Agreement dated September 22,2010
Commitment And Contingencies [Line Items]
Options granted			25,000	25,000
Director | Stock Option Award Agreement dated April 16,2012
Commitment And Contingencies [Line Items]
Stock option award agreement			750,000	750,000
Stock Option granted			$ 2.00	$ 2.00
Option immediate vesting			1,500,000	1,500,000
Options forfeiture			750,000	750,000